Income Taxes (Tables) - StepStone Group LP	12 Months Ended
Mar. 31, 2020
Schedule of Income Before Income Tax

The Company’s income before income tax consisted of the following:

	Year Ended March 31,
	2020	2019	2018
Domestic income before income tax	$130,380	$50,868	$76,703
Foreign income before income tax	18,360	10,731	9,102

Total income before income tax	$148,740	$61,599	$85,805

Schedule of Provision for Income Taxes

The following table presents the components of the Company’s provision for income taxes:

	Year Ended March 31,
	2020	2019	2018
Current:
State and local	$1,085	$351	$620
Foreign	3,041	1,422	1,257

Total current income tax expense	4,126	1,773	1,877

Deferred:
State and local	—	—	—
Foreign	(171)	(133)	109

Total deferred income tax expense (benefit)	(171)	(133)	109

Total income tax expense	$3,955	$1,640	$1,986

Schedule of Statutory Income Tax Rate to Effective Tax Rate

A reconciliation of the U.S. statutory income tax rate to the Company’s effective tax rate is as follows:

	Year Ended March 31,
	2020	2019	2018
Federal tax at statutory rate	21.0%	21.0%	31.6%
State and local income tax (net of federal tax benefit)	0.7	0.6	0.7
Income passed through to limited partners	(21.0)	(21.0)	(31.6)
Foreign income tax	1.9	2.1	1.6

Effective tax rate	2.6%	2.7%	2.3%